Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	July 3, 2007

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Fixed-Income Trust (the trust):

Fidelity Inflation-Protected Bond Fund
Fidelity Intermediate Bond Fund
Fidelity Strategic Dividend & Income Fund
Fidelity Strategic Real Return Fund
Fidelity U.S. Bond Index fund
Fidelity Tax-Free Bond Fund
Money Market Portfolio
Spartan Intermediate Treasury Bond Index Fund
Spartan Long-Term Treasury Bond Index Fund
Spartan Short-Term Treasury Bond Index Fund (the funds)

File Nos. (002-41839) and (811-02105)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Eric D. Roiter
Eric D. Roiter
Secretary